Reverse Recapitalization (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 16, 2020	Dec. 31, 2020
Reverse Recapitalization (Details) [Line Items]
Restructuring decsription		In connection with the Transaction, the following Restructuring transactions were consummated prior to, and as a condition to, the Closing, based on the Contribution Agreement dated June 11, 2020, entered into among Myjojo (Delaware), UMB, Pizzo and Salvatore Galletti: (i) UMB contributed all of its equity interests in Ittella International to Myjojo (Delaware) (Note 4) in exchange for 1,176 shares of Myjojo (Delaware) common stock. These shares were exchanged for 4,046,291 shares of Forum’s Class A common stock and cash of $9.00 million at the Closing Date; (ii) Pizzo contributed all of its 30% equity interests in Ittella Italy in exchange for one share of Class B special stock of Myjojo (Delaware). This share was exchanged for 1,500,000 shares of Forum’s Class A common stock and cash of $2.00 million at the Closing Date. (iii) Myjojo (Delaware) issued one share of Class A special stock to Myjojo (Delaware)’s Chief Operating Officer. In connection with the Transaction, this one share was exchanged for 500,000 shares of Forum’s Class A common stock with a fair value of $24.07 per share (total $12.04 million). In addition, the Chief Operating Officer received $1.00 million in cash at the Closing Date. The $13.04 million is included within operating expenses as compensation expense in the consolidated statements of income and comprehensive income (loss); and (iv)Salvatore Galletti transferred 165 shares of common stock of Myjojo (Delaware) to Project Lily, LLC, (“Project Lily”) a Delaware limited liability company controlled by Salvatore Galletti. At the Closing Date, the shares of Myjojo (Delaware) held by Salvatore Galletti and Project Lily were exchanged for 27,757,557 and 566,481 shares (a total of 28,324,038), respectively, of Forum’s Class A common stock. In addition, Salvatore Galletti and Project Lily received cash of $61.50 million and $1.50 million, respectively, at the Closing Date.
Class A common stock of forum (in Shares)		34,370,329
Consisting cash		$ 75,000,000.00
Distribution of capital		$ 75,000,000.00
Merger agreement, description		As part of the Merger Agreement, an additional 5,000,000 shares of Forum’s common stock (the “Holdback Shares”) were placed into escrow, to be released after the Closing to certain Myjojo (Delaware) stockholders upon satisfaction, within the first three years after the Closing, of the following conditions: (i) if the trading price of the Company’s common stock equals or exceeds $12.00 on any 20 trading days in any 30-day trading period (the “$12.00 Share Price Trigger”), then 2,500,000 additional Holdback Shares will be released to certain Myjojo (Delaware) stockholders or (ii) if the trading price of the Company’s common stock equals or exceeds $14.00 on any 20 trading days in any 30-day trading period (each of such $14.00 trigger and the $12.00 Share Price Trigger, a “Share Price Trigger”), then 2,500,000 Holdback Shares will be released to certain Myjojo (Delaware) stockholders. If a change in control occurs within the first three years after the Closing, all Holdback Shares not previously released will be released to certain Myjojo (Delaware) stockholders. If the conditions to release of the Holdback Shares are not satisfied within the first three years of Closing, the Holdback Shares are forfeited. On November 16, 2020, both Share Price Trigger events for the issuance of the Holdback Shares occurred and, accordingly, the Company released from the escrow and delivered the 5,000,000 Holdback Shares to the Myjojo (Delaware) stockholders (other than Pizzo and Myjojo (Delaware)’s Chief Operating Officer).
Sponsor founder shares (in Shares)		2,500,000
Sponsor earnout shares, percentage		50.00%
Sponsor earnout shares (in Shares)		2,500,000
Fair value amount		$ 120,350,000
Derivative liability remeasured earnings	$ 37,200,000	$ 37,200,000
Direct and incremental transaction costs	9,400,000
Mr. Galletti [Member]
Reverse Recapitalization (Details) [Line Items]
Shares received (in Shares)		28,324,038
Sponsor [Member]
Reverse Recapitalization (Details) [Line Items]
Fair value amount	$ 0	$ 0